Schedule of Investments (a)

June 30, 2025 (unaudited)

Corporate Bonds & Notes - 84.20%
Name of Issuer	Principal	Value
Aerospace / Defense - 8.20%
Moog, Inc., 4.25%, 12/15/27 (c)	$5,000,000	$4,877,615
Spirit Aerosystems, Inc., 9.375%, 11/30/2029 (c)	5,000,000	5,304,475
		10,182,090

Airlines - 1.61%
Delta Air Lines, Inc., 4.5%, 10/20/25 (c)	2,000,000	1,995,144

Building Products - 7.57%
Builders Firstsource, Inc., 4.25%, 2/01/32 (c)	5,000,000	4,632,355
Louisiana Pacific Corp., 3.625%, 3/15/29 (c)	5,000,000	4,763,975
		9,396,330

Chemicals - 3.51%
Chemours Co., 4.625%, 11/15/29 (c)	5,000,000	4,351,240

Coal - 0.21%
Westmoreland Mining Holdings LLC, 8%, 11/4/30 (d)	678,590	257,864

Drug Stores - 0.03%
Rite Aid Corp., PIK FRN (TSFR3M + 700), 8/30/31 (c) (g)	56,272	24,760
Rite Aid Corp., PIK 15%, 8/30/31 (g)	167,515	1,675
Rite Aid Corp., PIK 15%, 8/30/31 (g)	121,937	9,755
		36,190

Energy/Natural Resources - 4.04%
Comstock Resources, Inc., 6.75%, 3/01/29 (c)	5,000,000	5,008,470

Food & Beverage - 7.84%
Darling Ingredients, Inc., 5.25%. 4/15/27 (c)	4,750,000	4,738,163
Performance Food Group, Inc., 5.5%, 10/15/27 (c)	5,000,000	4,989,560
		9,727,723

Health Care - 4.17%
Mallinckrodt International Fin, 14.75%, 11/14/28 (c)	5,000,000	5,177,075

Homebuilders - 4.17%
KB Home, 7.25%, 7/15/30	5,000,000	5,172,465

Industrial Servicing / Manufacturing - 5.09%
Clean Harbors, Inc., 4.875%, 7/15/27 (c)	500,000	497,627
Fortress Transportation and Infrastructure Investors LLC, 5.5%, 5/01/28 (c)	750,000	745,957
XPO, Inc., 6.25%, 6/01/28 (c)	5,000,000	5,073,660
		6,317,244

Metals & Mining - 3.65%
Allegheny Technologies, Inc., 6.95%, 12/15/25	4,500,000	4,530,118

Oil & Gas Drilling - 3.88%
Tidewater, Inc., 8.5%, 11/16/26	4,700,000	4,821,260

Paper Product - 2.38%
Graphic Packaging International, 4.75%, 7/15/27 (c)	3,000,000	2,949,237

Real Estate - 3.02%
Five Point Operating Co. LP, 10.5%, 1/15/28 (c)	3,689,982	3,754,332

Retail Food Chain - 0.97%
Brinker International, Inc., 8.25%, 7/15/30 (c)	1,130,000	1,204,256

Technology - 8.86%
Iron Mountain, Inc., 4.5%, 2/15/31 (c)	1,000,000	953,114
Iron Mountain, Inc., 5.625%, 7/15/32 (c)	4,000,000	3,968,424
SS&C Technologies, Inc., 5.5%, 9/30/2027 (c)	5,000,000	4,997,505
Western Digital Corp., 4.75%, 2/15/26	1,087,000	1,084,517
		11,003,560

Tobacco - 7.87%
Pyxus Holdings, Inc., 8.5%, 12/31/27 (c)	10,845,675	9,773,678

Wireless Telecom - 3.63%
Altice France SA, 8.125%, 2/01/27 (c)	5,000,000	4,500,000

Wirelines - 3.50%
Uniti Group LP, 10.5%, 2/15/28 (c)	4,099,000	4,348,096

Total Corporate Bonds & Notes — (cost -$103,339,953)		$104,506,372

Convertible Bonds - 1.21%

Name of issuer	Principal	Value
Airlines - 1.21%
American Airlines, 6.5%, 7/1/25	$1,500,000	$1,500,000
Total Convertible Bonds — (cost—$1,500,000)		$1,500,000

GDP-Linked Bonds - 0.85%

Name of issuer	Principal	Value
Republic of Argentina GDP Linked Security, FRN (based on the performance of Argentina's GDP), 12/15/35 (e)	$34,386,574	$1,055,324
Total GDP-Linked Bonds — (cost—$1,423,421)		$1,055,324

Common Stock - 12.01%	Number of
Name of issuer	Shares	Value
Chemicals - 2.65%
Ingevity Corp. (e)	602	$25,940
NL Industries, Inc.	510,200	3,265,280
		3,291,220

Coal - 0.04%
Westmet Group Holdings (d) (e)	22,614	45,228
Westmoreland Mining Holdings LLC, Class A Units (d) (e)	22,416	11,208
		56,436

Drug Stores - 0.00%
Rite Aid Litigation Trust Interests (d) (e)	53,022	0
Rite Aid Equity Interests (d) (e)	778	0
Rite Aid Real Estate Cash Escrow (e)	856,000	0
Rite Aid Real Estate Cash Escrow (e)	155,702	0
		0

Electrical Utility - 2.50%
Homer City Holdings, LLC (d) (e)	221,338	3,098,732

Energy / Natural Resources - 0.24%
Talos Energy, Inc. (e)	35,718	302,889

Food Processing - 3.20%
Viskase Cos., Inc. (e)	3,052,635	3,968,425

Metals & Mining - 2.18%
American Gilsonite (b) (d) (e)	1,597,765	2,700,223
Metals Recovery Holdings, LLC (b) (d) (e)	21,539	7,300
		2,707,523

Oil & Gas Drilling - 0.96%
Key Energy Services, Inc. (e)	129	111
Nabors Industries LTD	42,311	1,185,554
		1,185,665

Packaging & Container - 0.13%
Smurfit WestRock PLC	3,626	156,462

Transportation - 0.11%
Getlink SA (France)	7,349	141,689

Total Common Stock — (cost—$39,304,439)		$14,909,041

Repurchase Agreement - 0.80%
Name of Issuer	Principal	Value
State Street Bank & Trust Co. 1.36% dated 06/30/25, to be repurchased at $996,744 on 7/1/25 (f)
Total Repurchase Agreement - (cost - $996,706)	$996,706	$996,706

Total Investments - 99.07% (cost—$146,564,519)		$122,967,443

Net Other Assets and Liabilities - 0.93%		1,158,841

Net Assets - 100%		$124,126,284

(a)	Portions of the portfolio may be pledged to collateralize short term borrowings when utilized.
(b)	Security is valued at fair value as determined in good faith under consistently applied procedures approved by the Board of Trustees. The aggregate market value of good faith securities as of June 30, 2025 was $2,707,523 which represents 2.18% of total net assets.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $88,628,718 which represents 71.40% of total net assets. These securities are generally deemed liquid.
(d)	All or a portion the security is restricted. The Trust may acquire restricted securities which are subject to legal or contractual restrictions on resale and may be illiquid. The aggregate market value of restricted securities as of June 30, 2025 was $6,120,555 which represents 4.93% of total net assets. Additional information on each holding is as follows:

Security	Acquisition Date	Acquisition Cost
American Gilsonite	1/2/17 - 8/26/21	$9,640,360
Metals Recovery Holdings, LLC	9/30/2016 - 12/10/2019	$1,999,343
Homer City Holdings, LLC	4/6/2017	$588,216
Rite Aid Litigation Trust Interests	8/30/2024	$26,511
Rite Aid Equity Interests	8/30/2024	$155,600
Westmoreland Mining Holdings LLC. 8% 11/4/30	5/4/2023	$606.728
Westmoreland Mining Holdings LLC, Class A Units	3/15/2019 - 5/4/2023	$861,283
Westmet Group Holdings	5/4/2023	$135,685

(e)	Non-income producing security.
(f)	Acquired on June 30, 2025. Collateralized by $1,016,640 of US Treasury Bond due 8/15/43. The maturity value is $996,744.
(g)	Non-income producing security due to default of bankruptcy filing.

	FRN	Floating Rate Note - rates reflected are as of June 30, 2025
	PIK	Payment in Kind

Investment Valuation

Accounting Standards Codification ASC 820, Fair Value Measurements and Disclosures (ASC 820) defines fair value as the price that would be received to sell an investment in an orderly transaction  between two market participants at the measurement date. ASC 820 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust's own market assumptions (unobservable inputs). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of certain inputs to the fair value measurement  requires judgments and considers factors that may be specific to each security. The various inputs that may be used to determine the value of the Trust's investments are summarized in the following fair value hierarchy:

Level 1 - Unadjusted quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs based on data obtained from various pricing sources (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - Significant unobservable inputs including the Trust's own assumptions used to determine the fair value of investments.  Factors considered in making such determinations may include, but are not limited to, information obtained directly from the company or analysts and the analysis of the company's financial statements or other documents.

The following table summarized the Trust's investment as of June 30, 2025, based on the inputs used to value them.

				Total as of
	Level 1	Level 2	Level 3	6/30/2025
Corporate Bonds & Notes	$-	$104,481,612	$24,760	$104,506,372
Common Stock	4,936,236	4,110,114	5,862,691	14,909,041
GDP Linked Bonds	-	1,055,324	-	1,055,324
Convertible Bonds	-	1,500,000	-	1,500,000
Repurchase Agreement	-	996,706	-	996,706
	$4,936,236	$112,143,756	$5,887,451	$122,967,443

Transfers between hierarchy levels may occur due to market fluctuation, changes in valuation techniques and/or changes in the availability of market data used in the determination of an investment’s valuation. The Trust recognizes transfers between the levels at the end of each period.  For the period ended June 30, 2025, there were two transfers from level 3 to level 2 due to an increase in observable inputs.

At June 30, 2025, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value, is as follows:

	Corporate Bonds, & Notes	Common Stock	Totals 6/30/2025
Beginning Balance @ 9/30/24	$227,238	$5,907,539	$6,134,777

Purchases / PIK Interest	24,356	-	24,356

Sales	(39,444)	-	(39,444)

Realized Gain(Loss)	-	-	-

Net Change in Unrealized Appreciation/(Depreciation)	(175,960)	(44,848)	(220,808)

Transfers into Level 3 from Level 2	-	-	-

Transfers out of Level 3 into Level 2	(11,430)	-	(11,430)

Ending Balance @ 06/30/2025	$24,760	$5,862,691	$5,887,451

Change in Unrealized Gain / (Loss) for Positions Still Held at June 30, 2025
Corporate Bonds, & Notes	$(28,254)
Common Stock	(44,858)
Totals	$(73,112)

The Financial Accounting Standard Board (FASB) issued guidance that a reporting entity should disclose quantitative information about the unobservable inputs used in the fair value determinations that are categorized in the Level 3 hierarchy.  The guidance also required additional disclosure regarding the valuation process used and the sensitivity of the fair value measurements to changes in unobservable inputs and the interrelationships between those unobservable inputs within Level 3. The following table presents a summary of valuation techniques, inputs and quantitative information used in determining the fair value of the Trust’s Level 3 securities as of June 30, 2025:

Investment Type	Fair Value	Valuation Technique	Significant Unobservable Inputs	Range	Increase to Valuation from an Increase in Input (1)
Corporate Bonds & Notes
Drug Stores	$24,760	Third Party Vendor (2)	Broker Quote	$44 - $46	Increase

Common Stock
Coal	45,228	Third Party Vendor (2)	Broker Quote	$2.00 - $2.75	Increase

Coal	11,208	Third Party Vendor (2)	Broker Quote	$0.50 - $1.00	Increase

Electrical Utility	3,098,732	Third Party Vendor (2)	Broker Quote	$14 - $15	Increase

Metals and Mining	2,700,223	Market Comparable (3)	EBITDA	5.8x - 8.8x	Increase
			Multiple

Metals and Mining	7,300	Market Approach (4)	Recovery Rate	N/A	Increase

	$5,887,451

(1)	This column represents the direction change in the fair value of the Level 3 securities that would result from an increase to the corresponding unobservable input. A decrease to the unobservable inputs would have the opposite effect. Significant increases and decreases of these inputs could result in significantly higher or lower fair value determinations.

(2)	Certain of the Trust’s Level 3 investments have been valued using unadjusted inputs that have not been internally developed by the Trust including third-party transactions and quotations.

(3)	Earnings multiples are based on comparable companies and transactions of comparable companies.

(4)	A market approach using the value of the underlying assets of a company.

For additional information on the Trust's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or  annual shareholder report.